Income tax expense - Summary of income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense	₩ 1,498,819	₩ 1,131,254	₩ 1,115,724
Temporary differences	(322,279)	131,862	296,244
Income tax recognized in other comprehensive income	294,496	(7,321)	(142,844)
Income tax expenses	₩ 1,471,036	₩ 1,255,795	₩ 1,269,124